Concentration of Risks - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Concentration Risk [Line Items]
Revenues from customers which individually represent greater than 10% of total revenue	$ 0	$ 0	$ 0
Marketing Services
Concentration Risk [Line Items]
Revenues from marketing services	58.00%	72.00%	75.00%
Internet Content Provision ("ICP") and Advertising Businesses
Concentration Risk [Line Items]
Maximum percentage of ownership amount that foreign investors are not allowed to own equity interest	50.00%